Prudential Investments Funds

Supplement dated February 3, 2017 to the
Currently Effective Statements of Additional Information of the Funds Listed Below

Effective immediately, the following change is made to each Fund’s Statement of Additional Information (SAI) and is in addition to any existing supplement. This supplement should be read in conjunction with your SAI and be retained for future reference.

In Part I of each Fund’s SAI, in the section entitled “Payments to Financial Services Firms,” the list of firms (or their affiliated broker/dealers) that received revenue sharing payments in calendar year 2016 is deleted and replaced with the new list below.

•	Prudential Retirement
•	Wells Fargo Advisors, LLC
•	Ameriprise Financial Services Inc.
•	Merrill Lynch Pierce Fenner & Smith Inc.
•	Raymond James
•	Morgan Stanley Smith Barney
•	Fidelity
•	UBS Financial Services Inc.
•	Charles Schwab & Co., Inc.
•	LPL Financial
•	Principal Life Insurance Company
•	GWFS Equities, Inc.
•	Commonwealth Financial Network
•	Cetera
•	Matrix Financial Solutions
•	Nationwide Financial Services Inc.
•	ADP Broker-Dealer, Inc.
•	American United Life Insurance Company
•	AIG Advisor Group
•	Ascensus
•	Voya Financial
•	Massachusetts Mutual
•	Hartford Life
•	JH Trust Co
•	Reliance Trust Company
•	MidAtlantic Capital Corp.
•	Vanguard Group, Inc.
•	Hewitt Associates LLC
•	TIAA Cref
•	Lincoln Retirement Services Company LLC
•	Standard Insurance Company
•	John Hancock USA

•	TD Ameritrade Trust Company
•	T. Rowe Price Retirement Plan Services
•	Cambridge
•	The Ohio National Life Insurance Company
•	RBC Capital Markets Corporation
•	VALIC Retirement Services Company
•	Northwestern
•	Sammons Retirement Solutions, Inc.
•	Security Benefit Life Insurance Company
•	Janney Montgomery & Scott, Inc.
•	Citigroup
•	Securities America, Inc.
•	Xerox HR Solutions LLC
•	Newport Retirement Plan Services, Inc.
•	Genworth
•	Mercer HR Services, LLC
•	1st Global Capital Corp.
•	United Planners Financial Services of America
•	Oppenheimer & Co.
•	Securities Service Network
•	Triad Advisors Inc.
•	Investacorp
•	Northern Trust

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Prudential World Fund Inc.
Prudential Jennison Emerging Markets Equity Fund
Prudential Jennison International Opportunities Fund
Prudential Jennison Global Opportunities Fund

Prudential Global Total Return Fund, Inc.

Prudential Sector Funds, Inc.
Prudential Financial Services Fund
Prudential Health Sciences Fund
Prudential Utility Fund

Prudential Investment Portfolios 18
Prudential Jennison 20/20 Focus Fund
Prudential Jennison MLP Fund

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